Segmented Information - Schedule of Segmented Information (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Schedule of Segmented Information [Abstract]
Operating costs	$ 1,515,552	$ 2,086,889